Exploration and Evaluation Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Beginning Balance	$ 15,699,000	$ 52,890,000
Drilling And Exploration	0	380,000
Assessments And Taxes	215,000	197,000
Transfer to other assets		(2,215,000)
Transfer to mining properties		(35,005,000)
Disposition of Ana Maria and El Laberinto claims		(556,000)
Effect of movements in exchange rates	(51,000)	8,000
Ending Balance	15,863,000	15,699,000
Avino, Mexico City [Member]
Beginning Balance	15,699,000	15,992,000
Drilling And Exploration	0	70,000
Assessments And Taxes	215,000	185,000
Transfer to other assets		0
Transfer to mining properties		0
Disposition of Ana Maria and El Laberinto claims		(556,000)
Effect of movements in exchange rates	(51,000)	8,000
Ending Balance	15,863,000	15,699,000
La Preciosa, Mexico [Member]
Beginning Balance		36,898,000
Drilling And Exploration	0	310,000
Assessments And Taxes	0	12,000
Transfer to other assets		(2,215,000)
Transfer to mining properties		(35,005,000)
Disposition of Ana Maria and El Laberinto claims		0
Effect of movements in exchange rates	0	0
Ending Balance	$ 0	$ 0